Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Credit losses Splitted by Class of Financial instrument (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 57,348,555	$ 38,083,797
Loans and other financing [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	53,648,800	34,262,639
Loans commitment [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,176,655	2,403,512
Other debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	870,824	1,043,200
Other financial assets [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	595,276	283,507
Other debt securities at fair value through OCI [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	55,826	$ 90,939
Financial assets delivered as guarantee [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 1,174